Advances to joint ventures	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Advances to Joint Ventures Disclosure [Text Block]
8. Advances to joint ventures

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Current portion of advances to joint ventures	$5,730	$6,275
Long-term advances to joint ventures	291	943
Advances/shareholder loans to joint ventures	$6,021	$7,218

The Partnership had advances of $3.4 million and $3.9 million due from SRV Joint Gas Ltd. as of March 31, 2017 and December 31, 2016, respectively. The Partnership had advances of $2.6 million and $3.3 million due from SRV Joint Gas Two Ltd. as of March 31, 2017 and December 31, 2016, respectively. The joint ventures have repaid the original principal of all shareholders loans and all of the payments for the three months ended March 31, 2017 represent payments of interest, including accrued interest repaid at the end of the loans. Interest payments are treated as return on investment and included as a component of net cash provided by operating activities in the consolidated statements of cash flow.